                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $40,858
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2000

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Washington Post
  Company             COM          939640108     1434       3,000  SH         SOLE         1           3,000  0    0
Alltel Corp.          COM          020039103      496       8,000  SH         SOLE         1           8,000  0    0
America Online Inc    COM          02364J104      527      10,000  SH         SOLE         1          10,000  0    0
Houghton Mifflin Co   COM          441560109      467      10,000  SH         SOLE         1          10,000  0    0
McClatchy Co.
  Holding Co.         COM          579489105      331      10,000  SH         SOLE         1          10,000  0    0
NTL  Inc.             COM          629407107      599      10,000  SH         SOLE         1          10,000  0    0
Knight Ridder Inc     COM          499040103      691      13,000  SH         SOLE         1          13,000  0    0
Arch Comm Group Inc   COM          039381504       98      15,000  SH         SOLE         1          15,000  0    0
Univision
  Communications Inc. COM          914906102     1553      15,000  SH         SOLE         1          15,000  0    0
Saga Communications
  Inc.                COM          786598102      385      17,500  SH         SOLE         1          17,500  0    0
Cablevision Sys Corp  COM          12686C109     1358      20,000  SH         SOLE         1          20,000  0    0
Central
  Newspapers Inc      COM          154647101     1265      20,000  SH         SOLE         1          20,000  0    0
Gannett Inc           COM          364730101     1196      20,000  SH         SOLE         1          20,000  0    0
Millicom Intl
  Cellular S A        COM          L6388F102      700      20,000  SH         SOLE         1          20,000  0    0
Tribune Co.           COM          896047107      700      20,000  SH         SOLE         1          20,000  0    0
Walt Disney           COM          254687106      776      20,000  SH         SOLE         1          20,000  0    0
Charter
  Communications Inc. COM          16117M107      411      25,000  SH         SOLE         1          25,000  0    0
R.R. Donnelley        COM          257867101      564      25,000  SH         SOLE         1          25,000  0    0
Radio Unica
  Comm. Corp.         COM          75040Q106      175      25,000  SH         SOLE         1          25,000  0    0
SBC Comm Inc          COM          78387G103     1081      25,000  SH         SOLE         1          25,000  0    0
Ticket Master Online
  CitySearch          COM          88633P203      398      25,000  SH         SOLE         1          25,000  0    0
AT&T Corp             COM          001957109      812      25,690  SH         SOLE         1          25,690  0    0
AT&T Corp. Liberty
  Media Group         COM          001957208     6551     270,140  SH         SOLE         1         270,140  0    0
At Home Corp          COM          045919107      623      30,000  SH         SOLE         1          30,000  0    0
Cumulus Media         COM          231082108      274      30,000  SH         SOLE         1          30,000  0    0




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Paxson Communications
  Corp.               COM          704231109      240      30,000  SH         SOLE         1          30,000  0    0
Salem Communications  COM          794093104      325      35,000  SH         SOLE         1          35,000  0    0
U S Cellular Corp     COM          911684108     2205      35,000  SH         SOLE         1          35,000  0    0
Adelphia Comm Corp    COM          006848105     1798      38,355  SH         SOLE         1          38,355  0    0
SFX Entertainment     COM          784178105     1813      40,000  SH         SOLE         1          40,000  0    0
Vodafone Group PLC    COM          92857T107     1658      40,000  SH         SOLE         1          40,000  0    0
News Corp Prf'd       COM          652487802     2138      45,000  SH         SOLE         1          45,000  0    0
Fox Entertainment
  Group               COM          35138T107     1823      60,000  SH         SOLE         1          60,000  0    0
Comcast Corp Spl.     COM          200300200     2608      64,400  SH         SOLE         1          64,400  0    0
AH Belo Corp.         COM          080555105     1298      75,000  SH         SOLE         1          75,000  0    0
Arch Communications   RIGHTS       039381991       73      77,780  SH         SOLE         1          77,780  0    0
Granite Broadcasting
  Corp                COM          387241102      664      90,000  SH         SOLE         1          90,000  0    0
Video Services Corp   COM          92656U107      753     150,500  SH         SOLE         1         150,500  0    0

TOTAL                                         $40,858
                                          [thousands]

































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